Income taxes	12 Months Ended
Dec. 31, 2021
Disclosure of current, deferred and income taxes [Abstract]
Disclosure Of Current Deferred And Income Taxes Explanatory [Text Block]
Note 25 Income taxes

Tax receivables

Taxes receivables are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Refundable tax previous year	2,114,087	3,911,803
Argentinean tax credits	758,387	3,200,454
Monthly provisions	14,752,325	3,498,109
Payment of absorbed profit provision	7,484,691	1,154
Other credits	953,366	253,827
Total	26,062,856	10,865,347

Non-current tax receivables

Tax receivables are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Others (1)	3,094	3,236
Total	3,094	3,236
(1)	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Current tax
liabilities

Tax payables are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chilean Tax income (expense)	21,256,053	12,798,390
Monthly provisional payments	12,699,115	7,554,292
Chilean unique taxes	66,617	64,561
Other	1,045,007	833,979
Total	35,066,792	21,251,222

Tax expense

The income tax and deferred tax expense for the years ended as of December 31, 2021, 2020 and 2019, are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	13,622,576	6,881,063	(8,160,347)
Prior year adjustments	487,424	1,574,181	(1,390,633)
Effect of change in tax rates	(374,389)	-	-
Tax loss benefits	(2,447,694)	5,474,838	11,804,310
Total deferred tax expense	11,287,917	13,930,082	2,253,330
Current tax expense	(95,200,176)	(48,572,545)	(43,516,068)
Prior period adjustments	1,282,486	(765,957)	1,286,824
Total (expenses) income for current taxes	(93,917,690)	(49,338,502)	(42,229,244)
(Loss) Income from income tax	(82,629,773)	(35,408,420)	(39,975,914)

F-121
Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	(585,430)	(1,098,591)	(93,416)
Actuarial gains and losses deriving from defined benefit plans	(1,444,133)	488,246	1,107,699
Charge to equity	(2,029,563)	(610,345)	1,014,283

Effective Rate

The Company’s income tax expense as of
December 31, 2021, 2020 and 2019
represents
27.35%
, 24.67% and 21.54%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2021		2020		2019
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	301,680,454		143,603,276		185,621,574
Income tax using the statutory rate	(81,453,723)	27.00	(38,772,885)	27.00	(50,117,825)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	5,195,230	(1.70)	6,626,165	(4.61)	9,105,693	(4.91)
Effect of change in tax rate	(374,389)	0.12	-	-	-	-
Derecognition of deferred tax assets not recoverable	(4,158,316)	1.35	(3,529,795)	2.46	-	-
Effect of tax rates in foreign subsidiaries	(3,608,485)	1.16	(540,129)	0.38	1,140,027	(0.61)
Prior year adjustments	1,769,910	(0.58)	808,224	(0.56)	(103,809)	0.06
Income tax as reported	(82,629,773)	27.35	(35,408,420)	24.67	(39,975,914)	21.54

Deferred taxes

Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Deferred taxes assets
Accounts receivable impairment provision	1,526,101	1,435,200
Other non-tax expenses	17,623,677	14,468,076
Benefits to staff	4,175,349	4,538,995
Inventory impairment provision	871,754	997,834
Severance indemnity	9,209,019	10,700,542
Inventory valuation	5,777,024	2,738,985
Intangibles	466,924	318,970
Other assets	27,381,615	17,632,929
Tax loss carryforwards	11,658,387	16,521,177
Subtotal by deferred tax assets	78,689,850	69,352,708
Deferred tax liabilities offset	(48,118,631)	(18,307,996)
Total assets from deferred taxes	30,571,219	51,044,712

Deferred taxes liabilities
Property, plant and equipment depreciation	88,073,083	79,553,048
Agricultural operation expenses	7,553,603	6,143,794
Manufacturing indirect activation costs	7,104,468	5,948,931
Intangibles	23,053,494	18,499,476
Land	27,899,218	24,468,597
Other liabilities	12,520,436	2,424,096
Subtotal by deferred tax liabilities	166,204,302	137,037,942
Deferred tax assets offset	(48,118,631)	(18,307,996)
Total liabilities from deferred taxes	118,085,671	118,729,946
Total	(87,514,452)	(67,685,234)

No deferred taxes have been recorded for temporary differences between the taxes and accounting value generated by investments in subsidiaries; consequently deferred tax is not recognized for the translation adjustments or investments in joint ventures and associates.

In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.

F-123
Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2020	(77,053,910)
Deferred taxes related to credited items (charged) directly to equity (1)	(8,731,785)
Deferred taxes from tax loss absorption	13,930,082
Conversion effect	4,231,830
Deferred taxes against equity	488,246
Deferred taxes from business combinations	(549,697)
Changes	9,368,676
As of December 31, 2020	(67,685,234)

As of January 1, 2021
Deferred taxes related to credited items (charged) directly to equity (1)	(22,236,159)
Deferred Tax Losses Tax absorption	(7,485,845)
Deferred taxes from tax loss absorption	11,287,917
Conversion effect	49,002
Deferred taxes against equity	(1,444,133)
Changes	(19,829,218)
As of December 31, 2021	(87,514,452)
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.

In Argentina a Tax Reform No. 27,430 was approved by the government, which, amongst other measures, increase
s
 the excise tax on several beverages, including beer from 8% to 14% on the producer price, that applies as of March 1st, 2018, and also gradually reduces for the reporting year 2018 the corporate income tax rate from 35% to 25% (30% for the year 2018 and 2019, and 25% as the year 2020). The effects as of December 31st, 2017 were recognized, without affecting significantly the Consolidated Financial Statements. Additionally, on earnings distributed as dividends a retention will apply that will gradually increase from 0% to 13% (7% for the year 2018 and 2019, and 13% as the year 2020), applicable as of the reporting results 2018.

On December 21, 2019, the law
No.
27,541 called the “Law of Social Solidarity and Productive Reactivation in the Public Emergency" which modifies some articles of law
No.
27,430 was enacted. It mainly postpones one more year (for the year 2020) the increase of the income tax rate of 30% and the withholding tax rate on dividends of 7%, setting up the income tax rate in 25% and the withholding tax rate in 13% on dividends from the year 2021.

On June 16, 2021, Law
No.
27,630 was enacted, which again modifies the income tax rates for fiscal years beginning on or after January 1, 2021. The application of this new law did not have significant effects on these financial statements.

The companies will determine the amount of the tax using the following scale:

Net cumulative taxable income		Will pay ARS $	Plus % of	On the excess of ARS $
More than ARS $	To ARS $
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	From now on	14,750,000	35%	50,000,000

The withholding rate for dividend payments is maintained at 7%.